Derivative and Hedging Instruments	12 Months Ended
Dec. 31, 2025
Derivative And Hedging Instruments [Abstract]
Derivative and Hedging Instruments	Derivative and Hedging Instruments
Derivatives are financial contracts whose value is derived from various factors described in note 4 (a). The Company uses derivatives including swaps, forward and futures agreements, and options to manage current and anticipated exposures to changes in interest rates, foreign exchange rates, commodity prices and equity market prices, and to replicate exposure to different types of investments.
Swaps are contractual agreements between the Company and a third party to exchange a series of cash flows based upon rates applied to a notional amount. For interest rate swaps, counterparties generally exchange fixed or floating interest rate payments based on a notional value in a single currency. Cross-currency swaps involve the exchange of principal amounts between parties, as well as the exchange of interest payments in one currency for the receipt of interest payments in another currency.
Total return swaps are contracts that involve the exchange of payments based on changes in the values of a reference asset, including any returns such as interest earned on these assets, in return for amounts based on reference rates specified in the contract.
Forward and futures agreements are contractual obligations to buy or sell a financial instrument, foreign currency or other underlying commodity on a predetermined future date at a specified price. Forward contracts are over-the-counter (“OTC”)
contracts negotiated between counterparties, whereas futures agreements are contracts with standard amounts and settlement dates that are traded on regulated exchanges.
Options are contractual agreements whereby the holder has the right, but not the obligation, to buy (call option) or sell (put option) a security, exchange rate, interest rate, or other financial instrument at a predetermined price/rate within a specified time.
See variable annuity dynamic hedging strategy in note 8 (a) for an explanation of the Company’s dynamic hedging strategy for its variable annuity product guarantees.
Fair Value of Derivatives
The pricing models used to value derivatives are based on market-standard valuation methodologies, and the inputs to these models are consistent with what a market participant would use when pricing the instruments. Derivative valuations can be affected by changes in interest rates, foreign exchange rates, financial indices, commodity prices or indices, credit spreads, default risk (including the counterparties to the contract), and market volatility.
The significant inputs to the pricing models for most derivatives are inputs that are observable or can be corroborated by observable market data and are classified as Level 2. Inputs that are observable generally include interest rates, foreign exchange rates and interest rate curves. However, certain derivatives may rely on inputs that are significant to the fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data and these derivatives are classified as Level 3. Inputs that are unobservable generally include broker quoted prices, volatilities and inputs that are outside of the observable portion of the interest rate curve or other relevant market measures, such as repurchase rates.
These unobservable inputs may involve significant management judgment or estimation. Even though these inputs are unobservable, they are based on assumptions deemed appropriate given the circumstances and consistent with what market participants would use when pricing such instruments. The credit risk of both the counterparty and the Company are considered in determining the fair value for all derivatives after considering the effects of netting agreements and collateral arrangements.
The following table presents gross notional amount and fair value of derivative instruments by the underlying risk exposure.

As at December 31,		2025			2024
		Notional amount	Fair value		Notional amount	Fair value
Type of hedge	Instrument type		Assets	Liabilities		Assets	Liabilities
Qualifying hedge accounting relationships
Fair value hedges	Interest rate swaps	$196,158	$2,793	$3,826	$206,181	$2,734	$3,533
	Foreign currency swaps	16,383	71	2,385	14,121	145	2,114
	Forward contracts	25,324	30	2,730	25,692	74	3,420
Cash flow hedges	Interest rate swaps	10,946	31	63	9,036	24	48
	Foreign currency swaps	650	-	190	650	-	216
	Forward contracts	-	-	-	-	-	-
	Equity contracts	298	-	-	324	6	-
Net investment hedges	Forward contracts	587	3	6	602	18	-
Total derivatives in qualifying hedge accounting relationships		250,346	2,928	9,200	256,606	3,001	9,331
Derivatives not designated in qualifying hedge accounting relationships
	Interest rate swaps	112,633	2,403	3,050	110,114	2,188	2,906
	Interest rate futures	21,483	-	-	9,054	-	-
	Interest rate options	4,876	8	-	5,633	16	-
	Foreign currency swaps	36,417	2,434	558	33,924	1,854	272
	Currency rate futures	2,242	-	-	2,238	-	-
	Forward contracts	55,555	848	1,511	52,044	882	1,675
	Equity contracts	23,995	1,006	28	25,290	724	63
	Credit default swaps	109	1	-	114	2	-
	Equity futures	5,354	-	-	4,004	-	-
Total derivatives not designated in qualifying hedge accounting relationships		262,664	6,700	5,147	242,415	5,666	4,916
Total derivatives		$513,010	$9,628	$14,347	$499,021	$8,667	$14,247
The following tables present the fair values of the derivative instruments by the remaining term to maturity. Fair values disclosed below do not incorporate the impact of master netting agreements (refer to note 8 (g)).

	Remaining term to maturity
As at December 31, 2025	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$970	$842	$809	$7,007	$9,628
Derivative liabilities	2,270	1,746	875	9,456	14,347
	Remaining term to maturity
As at December 31, 2024	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Derivative assets	$1,171	$578	$635	$6,283	$8,667
Derivative liabilities	2,320	2,304	1,244	8,379	14,247
The following tables present gross notional amount by the remaining term to maturity, total fair value (including accrued interest), credit equivalent amount and capital requirement by contract type.

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2025	Less than 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount(1)	Capital requirement(2)
Interest rate contracts
OTC swap contracts	$5,558	$29,751	$115,594	$150,903	$5,336	$(7,275)	$(1,939)	$331	$9
Cleared swap contracts	9,337	29,166	130,331	168,834	251	(222)	29	-	-
Forward contracts	18,825	23,142	-	41,967	168	(3,427)	(3,259)	44	1
Futures	21,483	-	-	21,483	-	-	-	-	-
Options purchased	453	1,206	3,217	4,876	8	-	8	15	-
Subtotal	55,656	83,265	249,142	388,063	5,763	(10,924)	(5,161)	390	10
Foreign exchange
Swap contracts	2,554	14,023	36,873	53,450	2,473	(3,253)	(780)	1,172	19
Forward contracts	32,894	1,051	5,554	39,499	713	(819)	(106)	821	20
Futures	2,242	-	-	2,242	-	-	-	-	-
Subtotal	37,690	15,074	42,427	95,191	3,186	(4,072)	(886)	1,993	39
Credit derivatives	17	92	-	109	1	-	1	-	-
Equity contracts
Swap contracts	1,435	704	-	2,139	5	(15)	(10)	19	-
Futures	5,354	-	-	5,354	-	-	-	-	-
Options purchased	18,246	3,908	-	22,154	1,000	(13)	987	252	2
Subtotal	25,052	4,704	-	29,756	1,006	(28)	978	271	2
Subtotal including accrued interest	118,398	103,043	291,569	513,010	9,955	(15,024)	(5,069)	2,654	51
Less accrued interest	-	-	-	-	327	(677)	(350)	-	-
Total	$118,398	$103,043	$291,569	$513,010	$9,628	$(14,347)	$(4,719)	$2,654	$51

	Remaining term to maturity (notional amounts)				Fair value
As at December 31, 2024	Less than 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net	Credit equivalent amount(1)	Capital requirement(2)
Interest rate contracts
OTC swap contracts	$6,999	$25,019	$112,685	$144,703	$5,103	$(6,976)	$(1,873)	$323	$9
Cleared swap contracts	9,507	31,033	140,088	180,628	240	(189)	51	-	-
Forward contracts	20,661	21,028	-	41,689	231	(4,467)	(4,236)	36	1
Futures	9,054	-	-	9,054	-	-	-	-	-
Options purchased	863	1,086	3,684	5,633	16	-	16	17	-
Subtotal	47,084	78,166	256,457	381,707	5,590	(11,632)	(6,042)	376	10
Foreign exchange
Swap contracts	2,044	13,733	32,918	48,695	1,983	(2,709)	(726)	1,028	19
Forward contracts	29,423	1,105	6,121	36,649	743	(628)	115	698	17
Futures	2,238	-	-	2,238	-	-	-	-	-
Subtotal	33,705	14,838	39,039	87,582	2,726	(3,337)	(611)	1,726	36
Credit derivatives	-	114	-	114	2	-	2	-	-
Equity contracts
Swap contracts	1,926	762	-	2,688	31	(14)	17	27	-
Futures	4,004	-	-	4,004	-	-	-	-	-
Options purchased	19,437	3,489	-	22,926	699	(43)	656	375	3
Subtotal	25,367	4,365	-	29,732	732	(57)	675	402	3
Subtotal including accrued interest	106,156	97,369	295,496	499,021	9,048	(15,026)	(5,978)	2,504	49
Less accrued interest	-	-	-	-	381	(779)	(398)	-	-
Total	$106,156	$97,369	$295,496	$499,021	$8,667	$(14,247)	$(5,580)	$2,504	$49
(1)Credit equivalent amount is the sum of replacement cost and the potential future credit exposure less any collateral held. Replacement cost represents the current cost of replacing all contracts with a positive fair value. The amounts take into consideration legal contracts that permit offsetting of positions. The potential future credit exposure is calculated based on a formula prescribed by the Office of the Superintendent of Financial Institutions (“OSFI”).
(2)Capital requirement represents the credit equivalent amount, weighted according to the creditworthiness of the counterparty, as prescribed by OSFI.
The total notional amount of $513 billion (2024 – $499 billion) includes $94 billion (2024 – $90 billion) related to derivatives utilized in the Company’s variable annuity guarantee dynamic hedging. Due to the Company’s variable annuity hedging practices, many trades are in offsetting positions, resulting in materially lower net fair value exposure for the Company than what the gross notional amount would suggest.
The following tables present the average rate of the hedging instruments in key hedge relationships that do not frequently reset.

As at December 31, 2025			Remaining term to maturity (notional amounts)				Fair value
Hedged item	Hedging instrument	Average rate	Less than 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net
Inflation risk
Inflation linked insurance liabilities	Interest rate swaps	CPI rate: 297.02	$107	$606	$10,233	$10,946	$31	$(63)	$(32)
Foreign exchange risk
Foreign currency assets	Foreign currency swaps	CAD/EUR: 0.66285	-	213	1,463	1,676	-	(80)	(80)
Foreign currency assets	Foreign currency swaps	CAD/GBP: 0.55972	-	115	515	630	-	(14)	(14)
Foreign currency assets	Foreign currency swaps	CAD/USD: 0.72856	20	352	1,100	1,472	14	(4)	10
Foreign currency assets	Foreign currency swaps	JPY/EUR: 0.00603	-	281	481	762	-	(100)	(100)
Foreign exchange and interest rate risk
Floating rate foreign currency liabilities	Foreign currency swaps	CAD/USD: 0.86655	-	-	650	650	-	(190)	(190)
Debt securities at fair value through OCI	Foreign currency swaps	CAD/USD: 1.23451	8	-	-	8	1	-	1
Equity risk
Stock-based compensation	Equity contracts	MFC price: $38.39	26	272	-	298	-	-	-
Total			$161	$1,839	$14,442	$16,442	$46	$(451)	$(405)
As at December 31, 2024			Remaining term to maturity (notional amounts)				Fair value
Hedged item	Hedging instrument	Average rate	Less than 1 year	1 to 5 years	Over 5 years	Total	Positive	Negative	Net
Inflation risk
Inflation linked insurance liabilities	Interest rate swaps	CPI rate: 290.22	$92	$568	$8,376	$9,036	$24	$(48)	$(24)
Foreign exchange risk
Foreign currency assets	Foreign currency swaps	CAD/EUR: 0.66703	-	160	1,311	1,471	16	-	16
Foreign currency assets	Foreign currency swaps	CAD/GBP: 0.56259	-	115	434	549	22	-	22
Foreign currency assets	Foreign currency swaps	CAD/USD: 0.73009	165	407	1,067	1,639	9	(27)	(18)
Foreign exchange and interest rate risk
Floating rate foreign currency liabilities	Foreign currency swaps	CAD/USD: 0.86655	-	-	650	650	-	(216)	(216)
Debt securities at fair value through OCI	Foreign currency swaps	CAD/USD: 1.22914	42	9	-	51	7	-	7
Equity risk
Stock-based compensation	Equity contracts	MFC price: $30.12	20	304	-	324	6	-	6
Total			$319	$1,563	$11,838	$13,720	$84	$(291)	$(207)
Fair value and the fair value hierarchy of derivative instruments

As at December 31, 2025	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$5,403	$-	$5,380	$23
Foreign exchange contracts	3,218	-	3,218	-
Equity contracts	1,006	-	956	50
Credit default swaps	1	-	1	-
Total derivative assets	$9,628	$-	$9,555	$73
Derivative liabilities
Interest rate contracts	$10,367	$-	$10,307	$60
Foreign exchange contracts	3,952	-	3,949	3
Equity contracts	28	-	22	6
Total derivative liabilities	$14,347	$-	$14,278	$69
As at December 31, 2024	Fair value	Level 1	Level 2	Level 3
Derivative assets
Interest rate contracts	$5,193	$-	$5,026	$167
Foreign exchange contracts	2,742	-	2,742	-
Equity contracts	730	-	730	-
Credit default swaps	2	-	2	-
Total derivative assets	$8,667	$-	$8,500	$167
Derivative liabilities
Interest rate contracts	$10,954	$-	$7,571	$3,383
Foreign exchange contracts	3,230	-	3,227	3
Equity contracts	63	-	47	16
Total derivative liabilities	$14,247	$-	$10,845	$3,402
Movement in net derivatives measured at fair value using significant unobservable inputs (Level 3) is presented in note 3 (g).
Hedging Relationships
The Company uses derivatives for economic hedging purposes. In certain circumstances, these derivatives meet the requirements of hedge accounting and designating them in qualifying hedge accounting relationships achieves the desired IFRS presentation. Risk management strategies eligible for hedge accounting are designated as fair value hedges, cash flow hedges or net investment hedges.
At the inception of a hedge accounting relationship, the Company documents the relationship between the hedging instrument and hedged item, its risk management objective, and its strategy for undertaking the hedge. At hedge inception and on an ongoing basis, an assessment is performed and documented to demonstrate that the hedging relationship qualifies or continues to qualify for hedge accounting. In order to qualify for hedge accounting, there has to be an economic relationship between the hedging instrument and the hedged item, an assessment that the effect of credit risk does not dominate the economic relationship, and the hedge ratio between the hedging instrument and the hedged item will be based on the approach used by risk management, unless the hedge ratio used by risk management results in an imbalance that would create hedge ineffectiveness that is inconsistent with the purpose of hedge accounting.
•The Company designates a specific risk component or a combination of risk components as the hedged risk, including benchmark interest rate, foreign exchange rate, equity price and consumer price index components. All these risk components are observable in the relevant market environment and the changes in fair value or variability in cash flows attributable to these risk components can be reliably measured for hedged items. The hedged risk is generally the most significant risk component of the overall changes in fair value or in cash flows. The Company acquires derivatives for economic hedging purposes with underlying characteristics that offset the hedged risk based on the risk management strategy.
•The Company executes hedging derivatives with counterparties with high credit quality and monitors the creditworthiness of the counterparties to ensure they are expected to meet cash flow obligations on the hedging instruments as they come due, and that the probability of counterparty default is remote. Further, changes in the Company’s own credit risk are immaterial and have insignificant impact to the hedging relationships.
•A hedge ratio is calculated as the ratio between the quantity of the hedged item that the Company hedges and the quantity of the hedging instrument the Company uses to hedge that quantity of hedged item.
◦For group fair value hedges of foreign exchange and interest rate risk of insurance liabilities and group fair value hedges of foreign exchange and interest rate risk of debt instruments, the Company constructs the hedge relationship by comparing interest rate sensitivities of the group of hedging derivatives and the group of hedged items in the same currency. Interest rate sensitivities are compared by estimating the change in the present value of cash flows of hedged items and of hedging derivatives from an instantaneous shock to interest rates, assuming no rebalancing actions are undertaken.
◦For the rest of the Company’s hedge accounting relationships, the Company generally constructs the hedge relationships by comparing the notional amounts of the hedging derivatives with that of the hedged items.
Hedge ineffectiveness in various hedging relationships may still exist and potential sources of hedge ineffectiveness by risk category are summarized below:

	Interest rate risk	Foreign currency risk	Equity risk	Consumer price index risk
Mismatches in some critical terms of hedging instrument and hedged item	✓	✓	✓	✓
Differences in valuation methodologies including discounting factor	✓	✓		✓
Changes in timing and amount of forecasted hedged items		✓		✓
Differences due to the use of non-zero fair value hedging instruments	✓	✓
Hedging relationships that frequently reset
The Company uses a portfolio of derivatives as a fair value hedge of foreign exchange rate and interest rate fluctuations of fixed-
rate debt instruments denominated in non-functional currencies, as well as interest rate fluctuations of guaranteed insurance liabilities. The risk management objective is to hedge these foreign exchange and interest rate fluctuations with a hedge horizon of three months. At the end of each hedge horizon, the hedging relationships mature; and new fair value hedging relationships are designated with a newly designated pool of hedging instruments and hedged items.
Fair value hedges
The Company uses interest rate swaps to manage its exposure to changes in the fair value of fixed-rate financial instruments and guaranteed insurance liabilities due to changes in interest rates. The Company also uses cross-currency swaps to manage its exposure to foreign exchange rate fluctuations, interest rate fluctuations, or both.
The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges in total investment result. These investment gains (losses) are shown in the following tables.

For the year ended December 31, 2025	Change in value of the hedged item for ineffectiveness measurement	Change in value of the hedging instrument for ineffectiveness measurement	Ineffectiveness recognized in Total investment result	Carrying amount for hedged items(1)	Accumulated fair value adjustments on hedged items	Accumulated fair value adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities and others(2) at FVOCI	$269	$917	$1,186	$51,430	$(405)	$174
Foreign currency risk
Debt securities and others at FVOCI	(321)	321	-	6,370	-	-
Foreign currency and interest rate risk
Debt securities and others at FVOCI	390	(483)	(93)	10,715	(106)	(109)
Total assets	$338	$755	$1,093	$68,515	$(511)	$65
Liabilities
Interest rate risk
Insurance contract liabilities and others(3)	$1,304	$(2,392)	$(1,088)	$51,642	$1,025	$3,591
Foreign currency and interest rate risk
Insurance contract liabilities and others	(124)	298	174	4,580	29	51
Total liabilities	$1,180	$(2,094)	$(914)	$56,222	$1,054	$3,642
For the year ended December 31, 2024	Change in value of the hedged item for ineffectiveness measurement	Change in value of the hedging instrument for ineffectiveness measurement	Ineffectiveness recognized in Total investment result	Carrying amount for hedged items(1)	Accumulated fair value adjustments on hedged items	Accumulated fair value adjustments on de-designated hedged items
Assets
Interest rate risk
Debt securities at FVOCI	$(833)	$812	$(21)	$117,538	$(1)	$(601)
Foreign currency risk
Debt securities at FVOCI	(80)	80	-	3,561	-	-
Foreign currency and interest rate risk
Debt securities at FVOCI	451	(559)	(108)	11,130	(367)	196
Total assets	$(462)	$333	$(129)	$132,229	$(368)	$(405)
Liabilities
Interest rate risk
Insurance contract liabilities	$3,591	$(3,329)	$262	$47,747	$3,386	$237
Foreign currency and interest rate risk
Insurance contract liabilities	55	(17)	38	3,167	137	-
Total liabilities	$3,646	$(3,346)	$300	$50,914	$3,523	$237
(1)The carrying amounts for hedged items presented are related to hedged items in active hedging relationships as at the reporting date.
(2)Includes hedge accounting results for a new hedge strategy designated in 2025 for hedging interest rate risk related to fixed rate residential mortgage with carrying amount of $386 as at the reporting date with ineffectiveness during the year ended December 31, 2025 of $1.
(3)Includes hedge accounting results for a new hedge strategy designated in 2025 for hedging interest rate risk related to fixed rate term deposits with carrying amount of $100 as at the reporting date with no ineffectiveness during the year ended December 31, 2025.
Cash flow hedges
The Company uses interest rate swaps to hedge the variability in cash flows from variable rate financial instruments and from forecasted transactions. The Company also uses cross-currency swaps and foreign currency forward contracts to hedge the variability from foreign currency financial instruments and foreign currency expenses. Total return swaps are used to hedge the variability in cash flows associated with certain stock-based compensation awards. Inflation swaps are used to reduce inflation risk generated from inflation-indexed liabilities.
The effects of derivatives in cash flow hedging relationships on the Consolidated Statements of Income and the Consolidated
Statements of Comprehensive Income are shown in the following tables. The effective portion of the change in fair value of hedging instruments associated with the Consumer Price Index (“CPI”) cash flow hedge accounting program is presented in
AOCI – Insurance finance income (expenses), in the same line as the hedged item. The accumulated other comprehensive income (loss) balances of $(54) as at December 31, 2025 (2024 – $10) were all related to continuing cash flow hedges, of which
$(60) (December 31, 2024 – $(42) related to CPI cash flow hedges that were reported in AOCI – Insurance finance income
(expenses). There was $nil balance in AOCI related to de-designated hedges as at December 31, 2025 (2024 – $nil).

For the year ended December 31, 2025	Hedged items in qualifying cash flow hedging relationships	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Interest rate risk
Treasury locks	Forecasted liability issuance	$-	$-	$-	$-	$-
Foreign exchange risk
Foreign currency swaps	Fixed rate liabilities	-	-	-	-	-
Interest and foreign exchange risk
Foreign currency swaps	Floating rate liabilities	(8)	8	8	17	-
Equity price risk
Equity contracts	Stock-based compensation	(50)	50	50	87	-
CPI risk
Interest rate swaps(1)	Inflation linked insurance liabilities	(5)	5	5	23	-
Total		$(63)	$63	$63	$127	$-

For the year ended December 31, 2024	Hedged items in qualifying cash flow hedging relationships	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI on derivatives	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Interest rate risk
Treasury locks	Forecasted liability issuance	$3	$(3)	$(3)	$-	$-
Foreign exchange risk
Foreign currency swaps	Fixed rate liabilities	(23)	23	23	26	-
Interest and foreign exchange risk
Foreign currency swaps	Floating rate liabilities	32	(32)	(32)	(75)	-
Equity price risk
Equity contracts	Stock-based compensation	(145)	145	145	66	-
CPI risk
Interest rate swaps(1)	Inflation linked insurance liabilities	(60)	60	60	17	-
Total		$(193)	$193	$193	$34	$-
(1)Gains (losses) deferred in AOCI on derivatives are presented in AOCI under Insurance finance income (expenses).
The Company anticipates that net losses of approximately $11 will be reclassified from AOCI to net income within the next 12 months. The maximum time frame for which variable cash flows are hedged is 11 years with exception to CPI hedge relationships where the maximum time frame for which variable cash flows are hedged is 30 years.
The table below details the balances in the Company’s cash flow hedge reserve.

As at December 31,	2025	2024
Balances in the cash flow hedge reserve for continuing hedges	$(54)	$10
Balances remaining in the cash flow hedge reserve on de-designated hedges	-	-
Total	$(54)	$10
Hedges of net investments in foreign operations
The Company uses non-functional currency denominated long-term debt (refer to note 9) and forward currency contracts to mitigate the foreign exchange translation risk of net investments in foreign operations.
The effects of net investment hedging relationships on the Consolidated Statements of Income and the Consolidated Statements
of Other Comprehensive Income are shown in the following tables.

For the year ended December 31, 2025	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Non-functional currency denominated debt	$(368)	$368	$368	$-	$-
Forward currency contracts	7	(7)	(7)	-	-
Total	$(361)	$361	$361	$-	$-

For the year ended December 31, 2024	Change in fair value of hedged items for ineffectiveness measurement	Change in fair value of hedging instruments for ineffectiveness measurement	Gains (losses) deferred in AOCI	Gains (losses) reclassified from AOCI into Total investment result	Ineffectiveness recognized in Total investment result
Non-functional currency denominated debt	$665	$(665)	$(665)	$-	$-
Forward currency contracts	(45)	45	45	-	-
Total	$620	$(620)	$(620)	$-	$-
The table below details the balances in the Company’s net investment hedge reserve.

As at December 31,	2025	2024
Balances in the foreign currency translation reserve for continuing hedges	$(200)	$(561)
Balances remaining in the net investment hedge reserve on de-designated hedges	-	-
Total	$(200)	$(561)
Reconciliation of accumulated other comprehensive income (loss) related to cash flow hedges

For the year ended December 31, 2025	Accumulated other comprehensive income (loss), beginning of year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Interest rate risk	$(2)	$-	$-	$(2)	$-	$-
Interest rate and foreign exchange risk	(64)	8	17	(73)	-	-
Foreign exchange translation risk	-	-	-	-	-	-
CPI risk	(42)	5	23	(60)	-	-
Equity price risk	118	50	87	81	-	-
Total	$10	$63	$127	$(54)	$-	$-

For the year ended December 31, 2024	Accumulated other comprehensive income (loss), beginning of year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Interest rate risk	$1	$(3)	$-	$(2)	$-	$-
Interest rate and foreign exchange risk	(107)	(32)	(75)	(64)	-	-
Foreign exchange translation risk	3	23	26	-	-	-
CPI risk	(85)	60	17	(42)	-	-
Equity price risk	39	145	66	118	-	-
Total	$(149)	$193	$34	$10	$-	$-
Reconciliation of accumulated other comprehensive income (loss) related to net investment hedges

For the year ended December 31, 2025	Accumulated other comprehensive income (loss), beginning of year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Foreign exchange translation risk	$(561)	$361	$-	$(200)	$-	$-

For the year ended December 31, 2024	Accumulated other comprehensive income (loss), beginning of year	Hedging gains (losses) recognized in AOCI during the year	Reclassification from AOCI to income	Accumulated other comprehensive income (loss), end of year	Reclassification adjustment related to de-designated hedges as hedged item affects income	Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur
Foreign exchange translation risk	$59	$(620)	$-	$(561)	$-	$-
Cost of hedging
The Company has elected to apply IFRS 9’s cost of hedging guidance for certain hedging relationships. The excluded components from hedging relationships related to forward elements and foreign currency basis spreads on time-period related hedged items, are presented in AOCI as cost of hedging. The following table provides details of the movement in the cost of hedging by hedged risk category.

For the year ended December 31,	2025	2024
Foreign exchange risk
Balance, beginning of year	$111	$-
Changes in fair value	(143)	111
Amount reclassified to profit or loss	(37)	-
Balance, end of year	$5	$111
Foreign exchange and interest rate risk
Balance, beginning of year	$8	$18
Changes in fair value	(3)	(10)
Amount reclassified to profit or loss	-	-
Balance, end of year	$5	$8
Derivatives Not Designated in Qualifying Hedge Accounting Relationships
The Company uses derivatives to economically hedge various financial risks, however, not all derivatives qualify for hedge accounting and in some cases, the Company has not elected to apply hedge accounting. Below are the investment income impacts of derivatives not designated in qualifying hedge accounting relationships.
Investment income (loss) on derivatives not designated in qualifying hedge accounting relationships

For the years ended December 31,	2025	2024
Interest rate swaps	$4	$(116)
Interest rate futures	114	52
Interest rate options	(9)	(20)
Foreign currency swaps	144	108
Currency rate futures	15	(137)
Forward contracts	(423)	(626)
Equity futures	(477)	(423)
Equity contracts	766	437
Credit default swaps	(1)	(1)
Total	$133	$(726)
Embedded Derivatives
Certain insurance contracts contain features that are classified as embedded derivatives and are measured separately at
FVTPL, including reinsurance contracts related to guaranteed minimum income benefits and contracts containing certain credit and interest rate features.
Certain reinsurance contracts with guaranteed minimum income benefits contain embedded derivatives requiring separate measurement at FVTPL as the financial components contained in the reinsurance contracts do not contain significant insurance risk. Claims expenses and claims paid on the reinsurance assumed offset claims recovered under reinsured contracts.
Reinsured contracts with guaranteed minimum income benefits had a fair value of $221 (2024 – $281) and reinsurance assumed with guaranteed minimum income benefits had a fair value of $nil (2024 – $nil).
The Company’s credit and interest rate embedded derivatives promise to pay the returns on a portfolio of assets to the contract holder. These embedded derivatives contain credit and interest rate risks that are financial risks embedded in the underlying insurance and investment contract. As at December 31, 2025, these embedded derivative liabilities had a fair value of $277
(2024 – $265).
Other insurance contract features which are classified as embedded derivatives but are exempt from separate measurement at fair value include variable universal life and variable life products’ minimum guaranteed credited rates, no lapse guarantees, guaranteed annuitization options, Consumer Price Index (“CPI”) indexing of benefits, and segregated fund minimum guarantees other than reinsurance ceded/assumed guaranteed minimum income benefits. These embedded derivatives are measured and reported within insurance contract liabilities and are exempt from separate fair value measurement as they contain insurance risk and / or are closely related to the insurance host contract.